Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense was comprised of the following for the dates indicated below:

	Years Ended December 31,
	2019	2018	2017
Current:
Federal	$1,437,595	$1,454,049	$1,500,337
State	145,412	202,292	209,396
Total Current Tax Expense	1,583,007	1,656,341	1,709,733
Deferred:
Federal	105,960	(79,034)	736,390
State	(9,417)	(7,781)	(10,663)
Total Deferred Tax Expense (Benefit)	96,543	(86,815)	725,727
Total Income Tax Expense	$1,679,550	$1,569,526	$2,435,460

Income tax reconciliation

	Years Ended December 31,
	2019	2018	2017
Tax at Statutory Income Tax Rate	$1,989,548	$1,843,117	$2,840,292
State Tax and Other	100,820	157,417	44,764
Tax Exempt Interest	(291,768)	(338,497)	(730,477)
Life Insurance	(142,508)	(113,400)	(394,445)
Valuation Allowance	23,458	20,889	69,133
Impact of Federal Rate Change on Deferred Taxes	—	—	606,193
Total Income Tax Expense	$1,679,550	$1,569,526	$2,435,460

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at December 31, 2019 and 2018 are presented below. Net deferred tax assets were included in other assets at December 31, 2019 and 2018.

	December 31,
	2019	2018
Deferred Tax Assets:
Deferred Compensation	$587,322	$498,764
Provision for Loan Losses	2,000,131	1,978,481
Other Real Estate Owned	—	18,283
Net Fees Deferred for Financial Reporting	76,262	73,892
Net Operating Losses	356,759	333,301
Other	126,492	240,724
Total Gross Deferred Tax Assets	3,146,966	3,143,445
Less: Valuation Allowance	(356,759)	(333,301)
Net Deferred Tax Assets	2,790,207	2,810,144
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	72,208	71,717
Depreciation	585,520	507,601
Prepaid Expenses	35,033	36,837
Unrealized Gain on Securities Available for Sale	1,473,077	10,487
Total Gross Deferred Tax Liability	2,165,838	626,642
Net Deferred Tax Asset	$624,369	$2,183,502